Loans And Debentures	12 Months Ended
Dec. 31, 2025
Loans And Debentures
Loans And Debentures

15.   LOANS AND DEBENTURES

Financing source	Principal maturity	Annual financial cost	Currency	Dec. 31, 2025			Dec. 31, 2024
				Current	Non-current	Total	Current	Non-current	Total
Cemig Geração e Transmissão
Loans	2026	SOFR + 0.53	U$$	224	-	224	-	-	-
Total of loans				224	-	224	-	-	-
Cemig Distribuição
Debentures - 3rd Issue - 3rd Series	2025	IPCA + 5.10%	R$	-	-	-	334	-	334
Debentures - 7th Issue - 2nd Series	2026	IPCA + 4.10%	R$	1,067	-	1,067	1,026	1,023	2,049
Debentures - 8th Issue - 1st Series	2027	CDI + 1.35%	R$	3	500	503	3	500	503
Debentures - 8th Issue - 2nd Series	2029	IPCA + 6.10%	R$	2	579	581	1	556	557
Debentures - 9th Issue - Single series	2026	CDI + 2.05%	R$	1,019	-	1,019	1,030	1,000	2,030
Debentures - 10th Issue - 1st Series	2029	CDI + 0.80%	R$	23	400	423	17	400	417
Debentures - 10th Issue - 2nd Series	2034	IPCA + 6.15%	R$	40	1,728	1,768	38	1,659	1,697
Debentures - 11th Issue - 1st Series	2031	CDI + 0.55%	R$	44	1,000	1,044	29	1,000	1,029
Debentures - 11th Issue - 2nd Series	2036	IPCA + 6.58%	R$	30	1,592	1,622	25	1,528	1,553
Debentures - 12th Issue - 1nd Series	2032	CDI + 0.86%	R$	74	1,640	1,714	-	-	-
Debentures - 12th Issue - 2nd Series	2040	IPCA + 7.5467%	R$	19	884	903	-	-	-
Debentures - 13th Issue - 1nd Series	2030	CDI+0.64%	R$	35	1,143	1,178	-	-	-
Debentures - 13th Issue - 2nd Series	2032	CDI+0.80%	R$	24	752	776	-	-	-
Debentures - 14th Issue - 1nd Series	2037	IPCA+6.79%	R$	16	2,012	2,028	-	-	-
Debentures - 14th Issue - 2nd Series	2040	IPCA+6.65%	R$	4	503	507	-	-	-
				2,400	12,733	15,133	2,503	7,666	10,169
Gasmig
Debentures - 8th Issue - Single series	2031	IPCA + 5.27%	R$	156	780	936	146	880	1,026
Debentures - 9th Issue - Single series	2029	CDI + 0.47%	R$	1	200	201	-	200	200
Debentures - 10th Issue - Single series	2035	IPCA + 6.50%	R$	1	301	302	-	-	-
				158	1,281	1,439	146	1,080	1,226
Cemig Geração e Transmissão
Debentures - 9th Issue - 1st Series	2027	CDI + 1.33%	R$	236	233	469	237	467	704
Debentures - 9th Issue - 2nd Series	2029	IPCA + 7.63%	R$	1	345	346	1	331	332
Debentures - 10th Issue - Single series	2030	CDI + 0.64%	R$	28	625	653	-	-	-
Debentures - 11th Issue - 1nd Series	2037	IPCA+6.79%	R$	8	1,006	1,014	-	-	-
Debentures - 11th Issue - 2nd Series	2040	IPCA+6.65%	R$	5	503	508	-	-	-
				278	2,712	2,990	238	798	1,036

(-) Discount on the issuance of debentures (1)				(2)	(11)	(13)	(3)	(3)	(6)
(-) Transaction costs				(6)	(301)	(307)	(7)	(138)	(145)
Total, debentures				2,828	16,414	19,242	2,877	9,403	12,280
Total				3,052	16,414	19,466	2,877	9,403	12,280

(1)	Discount on the sale price of the 2nd series of the Seventh issue of CEMIG Distribuição.

The debentures issued by the subsidiaries are non-convertible, there are no agreements for renegotiation, nor debentures held in treasury.

The nominal and real costs of the Company's debt are 13.01% p.a. and 8.06% p.a. on December 31, 2025, respectively, and 12.64% p.a. and 7.66% p.a. on December 31, 2024, respectively.

a)        Debentures issues

Throughout the 2025 fiscal year, debenture issuances were carried out by CEMIG GT, CEMIG D, and Gasmig, subscribed as follows:

Issuance	Quantity	Value (R$)	Financial settlement date	Rate (p.a.)	Term (days)	Principal maturity	Amortization	Credit risk rating (1)
Cemig Geração e Transmissão
10th Issuance – Single Series	625,000	625	3/18/2025	CDI + 0.64%	1,826	2030	48th and 60th months	‘AAA (bra)’
11th Issuance – 1st Series	1,000,000	1,000	11/18/2025	IPCA + 6.79%	4,383	2037	120th, 132nd and 144th months	‘AAA (bra)’
11th Issuance – 2nd Series	500,000	500	11/18/2025	IPCA + 6.65%	5,479	2040	120th, 132nd and 144th months	‘AAA (bra)’
Cemig Distribuição
12th Issuance – 1st Series	1,640,000	1,640	3/18/2025	CDI + 0.86%	2,557	2032	72nd and 84th months	‘AAA (bra)’
12th Issuance – 2nd Series	860,000	860	3/18/2025	IPCA + 7.5467%	5,479	2040	156th, 168th and 180th months	‘AAA (bra)’
13th Issuance – 1st Series	1,143,000	1,143	4/11/2025	CDI + 0.64%	1,831	2030	48th and 60th months	‘AAA (bra)’
13th Issuance – 2nd Series	752,000	752	4/11/2025	CDI + 0.80%	2,562	2032	72nd and 84th months	‘AAA (bra)’
14th Issuance – 1st Series	2,000,000	2,000	11/18/2025	IPCA + 6.79%	4,383	2037	120th, 132nd and 144th months	‘AAA (bra)’
14th Issuance – 2nd Series	500,000	500	11/18/2025	IPCA + 6.65%	5,479	2040	156th, 168th and 180th months	‘AAA (bra)’
Gasmig
10th Issuance – Single Series	300,000	300	11/28/2025	IPCA + 6.50%	3,649	2035	96th, 108th and 120th months	“AA+(bra)”

(1) Credit risk rating assigned by Fitch Ratings to the Issuance.

The proceeds from these issuances will be allocated to cash flow management, including, but not limited to, operational needs and the reimbursement of investments made, in accordance with the Framework for qualification as ‘Green Debentures’.

These issuances consisted of simple, non‑convertible debentures, unsecured (quirografárias), with additional surety guarantees provided by CEMIG.

International Loan under Law 4,131

On August 7, 2025, CEMIG GT entered into a credit facility with the U.S. bank Citibank, in the amount of US$40, equivalent to R$218 on the contract date.

The transaction was structured as a Floating Rate Loan, bearing interest at the Adjusted Dollar Interest Rate (reference rate), based on the Term SOFR (Secured Overnight Financing Rate) benchmark rate, plus a spread of 0.53% per annum, with maturity on August 11, 2026.

Information regarding the derivative financial instrument (swap transaction) contracted to hedge the debt service associated with the U.S. dollar‑denominated loan is disclosed in Note 19.

b)        Guarantees

The guarantees of the debt balance on loans and debentures, on December 31, 2025, were as follows:

Dec. 31, 2025
Promissory notes and sureties	224
Guarantee and receivables	1,065
Sureties	16,758
Unsecured	1,419
Total	19,466

c)             Composition and consolidated changes in debentures and loans

The company's debt has an average repayment period of 6.9 years. The consolidated breakdown of loans and debentures, by currency and index, considering their maturities, is as follows:

	2026	2027	2028	2029	2030	2031 onwards	Total
Currency
U.S. Dollar	224	-	-	-	-	-	224
Total by currency	224	-	-	-	-	-	224
Index
IPCA (1)	1,348	145	441	793	159	8,694	11,580
CDI (2)	1,487	800	300	1,117	1,384	2,892	7,980
Total by index	2,835	945	741	1,910	1,543	11,586	19,560
(-) Transaction costs	(6)	(3)	(9)	(14)	(6)	(269)	(307)
(-) Discount	(2)	-	-	-	-	(11)	(13)
Overall total	3,051	942	732	1,896	1,537	11,306	19,464

(1)	Expanded National Customer Price (IPCA) Index.
(2)	CDI: Interbank Rate for Certificates of Deposit.

The index used for monetary updating of Loans and debentures had the following variations:

Indexer	Accumulated change on 2025 (%)	Accumulated change on 2024 (%)
IPCA	4.26	4.83
CDI	14.26	10.83

The changes in loans and debentures are as follows:

Balance at December 31, 2022	10,580
Loans and debentures obtained	2,000
Transaction costs	(12)
Loans and debentures obtained, net	1,988
Monetary variation	148
Exchange rate variation	(277)
Accrued financial charges	1,083
Amortization of transaction cost	14
Financial charges paid	(1,026)
Amortization of loans and debentures	(2,679)
Balance at December 31, 2023	9,831
Loans and debentures obtained	4,700
Transaction costs	(118)
Loans and debentures obtained, net	4,582
Monetary variation	248
Exchange rate variation	464
Accrued financial charges	1,066
Amortization of transaction cost	20
Financial charges paid	(956)
Amortization of loans and debentures	(2,975)
Balance at December 31, 2024	12,280
Loans and debentures obtained	9,539
Transaction costs	(191)
(-) Discount on the issuance of debentures	(11)
Loans and debentures obtained, net	9,337
Monetary variation	286
Exchange rate variation	2
Accrued financial charges	1,618
Amortization of transaction cost	28
Financial charges paid	(1,387)
Amortization of loans and debentures	(2,698)
Balance at December 31, 2025	19,466

d)            Capitalized financial charges

Borrowing costs directly related to the acquisition, construction or production of an asset that necessarily requires substantial time to be completed for its intended use or sale are capitalized as part of the cost of the corresponding asset. All other borrowing costs are expensed in the period in which they are incurred. Borrowing costs comprise interest and other costs incurred by the Company related to Loans and debentures.

The subsidiaries CEMIG D and Gasmig considered the costs of loans and debentures linked to construction in progress as construction costs of intangible and concession contract assets, as follows:

	2025	2024	2023
Costs of loans and debentures	1,618	1,066	1,083
Financing costs on intangible assets and contract assets (1)	(115)	(77)	(70)
Net effect in Profit or loss	1,503	989	1,013

(1)	The average capitalization rate in 2025 was 12.26% (11.13% in 2024).

The amounts of the capitalized borrowing costs have been excluded from the statement of cash flows, in the additions to cash flow of investment activities, as they do not represent an outflow of cash for acquisition of the related asset.

e)        Restrictive contractual clauses – “Covenants”

There are early maturity clauses for cross-default in the event of non-payment by CEMIG GT or by the Company, of any pecuniary obligation with individual or aggregate value greater than R$50 (‘cross default’).

The Company has contracts with financial covenants as follows:

Title - Security	Covenant	Ratio required - Issuer	Ratio required CEMIG (guarantor)	Compliance required
Cemig Geração e Transmissão
9th Debenture Issue(1)	Net debt / Adjusted Ebitda (2)	3.5 or less	3.0 from Dec. 31, 2022 to June 30, 2026 and 3.5 from Dec. 31, 2026 onwards	Semi-annual
10th Debenture Issue	Net debt / Adjusted Ebitda	Less than or equal to 3.5 from June 30, 2025 to June 30, 2029; Less than or equal to 4.0 from June 30, 2029 onwards	Less than or equal to 3.0 until June 30, 2026; Less than or equal to 3.5 from July 1, 2026 to December 31, 2029; Less than or equal to 4.0 from December 31, 2029 onwards	Semi-annual
11th Debenture Issue	Net debt / Adjusted Ebitda	Less than or equal to 3.5 from June 30, 2025 to June 30, 2029; Less than or equal to 4.0 from June 30, 2029 onwards	Less than or equal to 3.0 until June 30, 2026; Less than or equal to 3.5 from (inclusive) July 1, 2026 to (inclusive) December 31, 2029; Less than or equal to 4.0 from December 31, 2029 onwards	Semi-annual
US$ Loan	Net Debt/Adjusted EBITDA (3) (4)	3.5 or less	3.5 or less	Semi-annual
Cemig Distribuição
7th and 8th Debentures Issuance	Net debt / Adjusted Ebitda (2)	3.5 or less	3.0 or less	Semi-annual
9th Debentures Issuance	Net debt / Ebitda	3.5 or less	3.0 or less	Semi-annual
10th Debentures Issue	Net debt / Ebitda	3.5 or less from June 30, 2024 to June 30, 2029 4.0 or less from June 30, 2029 onwards	3.0 or less up to June 30, 20263.5 or less from July 1, 2026 to June 30, 20294.0 or less from June 30, 2029 onwards	Semi-annual
11th Debentures Issue	Net debt / Ebitda	3.5 or less from December 31, 2024 to June 30, 2029 4.0 or less from June 30, 2029 onwards	3.0 or less up to June 30, 20263.5 or less from July 1, 2026 to June 30, 20294.0 or less from June 30, 2029 onwards	Semi-annual
12th Debentures Issue	Net debt / Ebitda	Less than or equal to 3.5 from June 30, 2025 to June 30, 2029; Less than or equal to 4.0 from June 30, 2029 onwards	Less than or equal to 3.0 until June 30, 2026; Less than or equal to 3.5 from July 1, 2026 to June 30, 2029; Less than or equal to 4.0 from June 30, 2029 onwards	Semi-annual
13th Debentures Issue	Net debt / Ebitda	Less than or equal to 3.5 from June 30, 2025 to June 30, 2029; Less than or equal to 4.0 from June 30, 2029 onwards	Less than or equal to 3.0 until June 30, 2026; Less than or equal to 3.5 from July 1, 2026 to June 30, 2029; Less than or equal to 4.0 from June 30, 2029 onwards	Semi-annual
14th Debentures Issue	Net debt / Ebitda	Less than or equal to 3.5 from (inclusive) June 30, 2029 onwards; Less than or equal to 4.0 from (exclusive) June 30, 2029 onwards

Less than or equal to 3.0 up to and including June 30, 2026; Less than or equal to 3.5 from (inclusive) July 1, 2026 to (inclusive) June 30, 2029; Less than or equal to 4.0 from (exclusive) June 30, 2029 onwards

Semi-annual
Gasmig
8th Debentures Issuance (5)	Ebitda/Debt servicingNet debt / Ebitda (2)	1.3 or more3.0 or less	-	Annual Annual
9th Debentures Issuance	Ebitda/Net financial income'Net debt / Ebitda	1.3 or more3.0 or less	-	Annual
10th Debentures Issuance	Ebitda/Net financial income'Net debt / Ebitda	1.3 or more3.0 or less	-	Annual

(1)

Failure to comply with the covenants results in the acceleration of the debt, making the immediate payment by CEMIG GT of the Unit Par Value or Updated Unit Par Value of the Debentures, as applicable, immediately enforceable, plus remuneration and any other charges due, regardless of any notice, communication, or judicial or extrajudicial notification.

(2)

Adjusted EBITDA corresponds to earnings before interest, income tax and social contribution, depreciation and amortization, minus extraordinary results, any non‑monetary credits and gains that increase net income to the extent they are non‑recurring, and any cash payments made on a consolidated basis during that period referring to non‑monetary charges that were added back in the determination of EBITDA in any prior period, and plus non‑monetary expenses and non‑monetary charges to the extent they are non‑recurring.

(3)

Net Debt corresponds to the balance of Borrowings, Financings and Debentures, plus the debts owed to Forluz, minus (i) total Cash, Cash Equivalents and Marketable Securities, (ii) positive CVA balances, and (iii) the hedge position related to the principal of the debt.

(4)

Adjusted EBITDA corresponds to earnings before interest, income tax and social contribution, depreciation and amortization, (i) minus: (i.1) the profit attributable to any minority interests; (i.2) results arising from changes in the value of any put options; (i.3) any gains on the sale of assets and any write‑offs, amortizations or impairments of assets; (i.4) any non‑monetary credits or gains that increase net income, provided they are non‑recurring; and (i.5) any non‑monetary revenue related to transmission or generation indemnifications; (i.6) monetary restatement of concession revenue; and (ii) plus: (ii.1) any non‑monetary expenses or charges that are non‑recurring; (ii.2) cash inflows from dividends received from minority investments; (ii.3) cash inflows related to concession charges; (ii.4) cash inflows related to transmission revenue to cover the cost of capital; and (ii.5) cash inflows arising from generation indemnification, provided that such amount does not exceed 30% (thirty percent) of those items.

(5)	Failure to comply with the covenants results in a non‑automatic acceleration event. If acceleration is declared by the debenture holders, Gasmig must make the payment after receiving the notification.

Management monitored these covenants to ensure that the conditions outlined in the table above were met, and confirmed that the Company was in compliance with those as of December 31, 2025.